Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
VOYAGE REVENUES	$ 298,405	$ 193,309	$ 551,367	$ 390,360
EXPENSES:
Voyage expenses	52,126	31,917	81,972	67,980
Charter hire expense	2,646	3,321	6,032	6,603
Vessel operating expenses	57,690	52,704	110,954	102,310
Depreciation and amortization	46,295	42,089	90,443	83,220
General and administrative expenses	14,792	13,237	27,236	23,143
Gain on sale of vessels (Note 5)	(37,870)	0	(37,870)	(3,553)
Total expenses	135,679	143,268	278,767	279,703
Operating income	162,726	50,041	272,600	110,657
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(22,643)	(24,978)	(43,430)	(48,980)
Interest income	3,405	3,231	5,606	5,538
Other, net	(12)	(4)	(33)	(23)
Total other expenses, net	(19,250)	(21,751)	(37,857)	(43,465)
Net income	143,476	28,290	234,743	67,192
Less: Net income attributable to the non-controlling interest	(4,176)	(1,457)	(6,601)	(2,648)
Net income attributable to Tsakos Energy Navigation Limited	139,300	26,833	228,142	64,544
Effect of preferred dividends	(6,750)	(6,750)	(13,500)	(13,500)
Undistributed and distributed income allocated to non-vested restricted common stock	(684)	(313)	(1,108)	(513)
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 131,866	$ 19,770	$ 213,534	$ 50,531
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common Stockholders	$ 4.40	$ 0.67	$ 7.12	$ 1.70
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common Stockholders	$ 4.40	$ 0.67	$ 7.12	$ 1.70
Weighted average number of shares, basic	29,972,103	29,661,103	29,972,103	29,661,103
Weighted average number of shares, diluted	29,972,103	29,661,103	29,972,103	29,661,103